Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Parenthetical) (Detail)	Dec. 31, 2020 shares
Fima Premium Class B Mutual Fund [Member]
Disclosure of restricted assets [line items]
Number Of Shares Held	1,620,000